As filed with the Securities and Exchange Commission on January 30, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th St. Suite 1710, Denver, Colorado 80265
(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1050 17th St. Suite 1710, Denver, Colorado 80265

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Shares	Value
Common Stock (97.40%)

Basic Materials (2.37%)
ADVANSIX INC*	225	4,208
Air Products & Chemicals	1,615	233,303
ALCOA CORP	826	23,929
CF Industries Holdings In	1,795	51,947
Dow Chemical Co/The	6,895	384,189
Eastman Chemical Co	1,048	78,726
EI du Pont de Nemours & C	6,896	507,615
FMC Corp	1,102	61,844
Freeport-McMoRan Inc*	6,887	105,715
Ingevity Corp*	166	8,693
International Flavors & F	683	82,677
International Paper Co	3,175	154,686
LYONDELLBASELL INDUSTRIES	2,971	268,341
Monsanto Co	3,626	372,426
Mosaic Co/The	2,068	58,731
Newmont Mining Corp	3,766	122,169
Nucor Corp	2,404	149,505
Olin Corp	4,701	122,226
PPG Industries Inc	2,102	201,645
Praxair Inc	2,168	260,810
Sherwin-Williams Co/The	628	168,725
United States Steel Corp	1,093	35,348
VERSUM MATERIALS INC*	807	19,739
Total Basic Materials		3,477,197

Communications (12.37%)
Alphabet Inc*	2,085	1,580,513
Alphabet Inc*	2,080	1,613,830
Amazon.com Inc*	2,799	2,100,844
AT&T Inc	46,086	1,780,302
CBS Corp	3,433	208,452
CenturyLink Inc	4,581	107,745
Cisco Systems Inc	39,132	1,166,916
Comcast Corp	19,068	1,325,417
Discovery Communications*	1,878	50,875
Discovery Communications*	1,878	49,654
eBay Inc*	8,321	231,407
Expedia Inc	689	85,470
F5 Networks Inc*	602	84,732
Facebook Inc*	15,753	1,865,470
Frontier Communications C	7,522	27,455
Interpublic Group of Cos	3,241	78,011
Juniper Networks Inc	2,718	74,854
Level 3 Communications In*	2,152	118,511
Motorola Solutions Inc	1,430	114,758
Netflix Inc*	2,891	338,247
News Corp	3,745	43,292
Omnicom Group Inc	1,982	172,315
Priceline Group Inc/The*	361	542,828
Scripps Networks Interact	635	43,980
Symantec Corp	5,172	126,145
TEGNA Inc	1,702	38,176
Time Warner Inc	6,232	572,222
TripAdvisor Inc*	850	41,038
Twenty-First Century Fox	13,721	385,697
VeriSign Inc*	1,159	91,387
Verizon Communications In	31,159	1,554,834
Viacom Inc	2,740	102,695
Walt Disney Co/The	11,733	1,162,975
Yahoo! Inc*	6,533	267,984
Total Communications		18,149,031

Consumer, Cyclical (9.57%)
ADIENT PLC- W/I*	330	17,675
Advance Auto Parts Inc	548	93,007
American Airlines Group I	5,382	249,940
AutoNation Inc*	284	12,683
AutoZone Inc*	275	215,375
Bed Bath & Beyond Inc	1,720	77,073
Best Buy Co Inc	1,956	89,389
BorgWarner Inc	1,664	59,238
CarMax Inc*	1,689	97,607
Carnival Corp	3,334	171,401
Chipotle Mexican Grill In*	234	92,741
Coach Inc	2,156	78,457
Costco Wholesale Corp	3,160	474,348
CVS Health Corp	8,444	649,259
Darden Restaurants Inc	933	68,389
Delphi Automotive PLC	2,173	139,072
Delta Air Lines Inc	6,380	307,388
Dollar General Corp	1,932	149,382
Dollar Tree Inc*	1,907	168,121
DR Horton Inc	2,495	69,161
Fastenal Co	2,014	95,464
Ford Motor Co	27,615	330,275
Fossil Group Inc*	377	12,599
GameStop Corp	908	22,419
Gap Inc/The	2,194	54,784
General Motors Co	10,151	350,514
Genuine Parts Co	1,170	112,589
Goodyear Tire & Rubber Co	1,847	56,684
Hanesbrands Inc	3,007	69,853
Harley-Davidson Inc	1,765	107,471
Harman International Indu	529	57,857
Hasbro Inc	950	81,121
Home Depot Inc/The	9,889	1,279,636
ILG INC.	614	11,095
Kohl's Corp	1,587	85,428
L Brands Inc	1,787	125,483
Leggett & Platt Inc	1,017	48,877
Lennar Corp	1,300	55,302
Lowe's Cos Inc	7,300	515,015
Macy's Inc	2,961	124,954
Marriott International In	3,076	242,327
Mattel Inc	2,508	79,178
McDonald's Corp	7,400	882,598
Michael Kors Holdings Ltd*	1,328	61,739
Mohawk Industries Inc*	459	90,625
Newell Brands Inc	2,365	111,179
NIKE Inc	10,668	534,147
Nordstrom Inc	1,123	62,798
O'Reilly Automotive Inc*	874	239,913
PACCAR Inc	2,601	161,652
PulteGroup Inc	2,804	52,883
PVH Corp	574	60,810
Ralph Lauren Corp	449	46,970
Ross Stores Inc	3,322	224,534
ROYAL CARIBBEAN	1,236	100,079
Signet Jewelers Ltd	600	54,774
Southwest Airlines Co	5,662	263,906
Staples Inc	5,524	53,417
Starbucks Corp	10,948	634,656
Target Corp	4,818	372,142
Tiffany & Co	950	78,356
TJX Cos Inc/The	5,416	424,289
Tractor Supply Co	1,050	78,824
Under Armour Inc*	1,210	37,268
Under Armour Inc*	1,218	31,400
Urban Outfitters Inc*	803	25,375
VF Corp	2,588	141,072
Walgreens Boots Alliance	6,346	537,697
Wal-Mart Stores Inc	11,851	834,666
Whirlpool Corp	570	92,591
WW Grainger Inc	441	101,681
Wyndham Worldwide Corp	1,139	81,997
Wynn Resorts Ltd	526	53,647
YUM CHINA HOLDINGS INC*	3,354	94,314
Yum! Brands Inc	3,354	212,610
Total Consumer, Cyclical		14,033,240

Consumer, Non-Cyclical (21.92%)
Abbott Laboratories	11,424	434,912
AbbVie Inc	11,424	694,579
Aetna Inc	2,841	371,716
Alexion Pharmaceuticals I*	1,383	169,542
Allergan plc*	2,930	569,299
Altria Group Inc	14,863	950,192
AmerisourceBergen Corp	1,565	122,054
Amgen Inc	5,671	817,021
Anthem Inc	2,002	285,345
Archer-Daniels-Midland Co	4,902	211,913
Automatic Data Processing	3,564	342,215
Avery Dennison Corp	891	64,205
Baxter International Inc	3,880	172,156
Becton Dickinson and Co	1,588	268,531
Biogen Inc*	1,739	511,388
Boston Scientific Corp*	11,526	235,822
Bristol-Myers Squibb Co	12,265	692,237
Brown-Forman Corp	2,162	98,047
Campbell Soup Co	1,449	82,434
Cardinal Health Inc	2,511	178,306
Celgene Corp*	6,007	711,890
Cigna Corp	2,081	280,394
Cintas Corp	801	91,795
Clorox Co/The	943	108,973
Coca-Cola Co/The	28,487	1,149,450
Coca-Cola European Partne	2,036	66,089
Colgate-Palmolive Co	6,558	427,778
CONAGRA BRANDS INC	2,987	109,593
Constellation Brands Inc	1,083	163,685
CR Bard Inc	610	128,436
Danaher Corp	4,166	325,656
DaVita Inc*	1,224	77,540
DENTSPLY SIRONA Inc	1,160	67,489
Dr Pepper Snapple Group I	1,620	140,519
Ecolab Inc	1,937	226,106
Edwards Lifesciences Corp*	1,716	142,171
Eli Lilly & Co	7,419	497,963
Endo International PLC*	1,332	21,325
Equifax Inc	870	99,572
Estee Lauder Cos Inc/The	1,800	139,860
Express Scripts Holding C*	5,454	413,850
General Mills Inc	4,683	285,382
Gilead Sciences Inc	11,004	810,995
H&R Block Inc	1,994	44,187
HCA Holdings Inc*	2,209	156,596
Henry Schein Inc*	628	93,547
Hershey Co/The	1,114	107,657
Hormel Foods Corp	2,128	72,863
Humana Inc	1,191	253,254
Intuitive Surgical Inc*	285	183,466
JM Smucker Co/The	823	103,657
Johnson & Johnson	20,958	2,332,625
Kellogg Co	1,816	130,752
Kimberly-Clark Corp	2,926	338,275
Kraft Heinz Co/The	4,282	349,625
Kroger Co/The	8,014	258,852
Laboratory Corp of Americ*	705	88,724
LAMB WESTON HOLDING INC*	996	33,335
Mallinckrodt PLC*	874	46,060
McCormick & Co Inc/MD	975	88,920
McKesson Corp	1,736	249,654
Mead Johnson Nutrition Co	1,560	112,460
Medtronic PLC	10,936	798,437
Merck & Co Inc	21,298	1,303,225
Molson Coors Brewing Co	1,200	117,636
Mondelez International In	12,847	529,810
Monster Beverage Corp*	3,387	151,568
Moody's Corp	1,498	150,549
Mylan NV*	3,101	113,528
Nielsen Holdings PLC	1,879	80,985
Patterson Cos Inc	758	29,365
PayPal Holdings Inc*	8,321	326,849
PepsiCo Inc	11,411	1,142,241
Perrigo Co PLC	677	58,452
Pfizer Inc	45,992	1,478,183
Philip Morris Internation	11,608	1,024,754
Procter & Gamble Co/The	20,266	1,671,134
Quanta Services Inc*	1,601	53,986
Quest Diagnostics Inc	1,168	102,153
Regeneron Pharmaceuticals*	562	213,133
Reynolds American Inc	6,726	363,877
Robert Half International	1,032	46,306
S&P Global Inc	2,019	240,241
Shire PLC	621	108,427
St Jude Medical Inc	2,310	182,952
Stryker Corp	2,155	244,937
Sysco Corp	4,516	240,477
Tenet Healthcare Corp*	766	11,666
Thermo Fisher Scientific	2,658	372,412
Total System Services Inc	1,190	58,572
Tyson Foods Inc	2,328	132,254
United Rentals Inc*	724	73,204
UnitedHealth Group Inc	7,156	1,132,938
Universal Health Services	683	84,023
Varian Medical Systems In*	875	78,601
Vertex Pharmaceuticals In*	1,731	141,267
Western Union Co/The	4,688	98,589
Whole Foods Market Inc	2,358	71,660
Zimmer Biomet Holdings In	1,338	136,289
Zoetis Inc	3,718	187,313
Total Consumer, Non-Cyclical		32,154,927

Diversified (0.02%)
Leucadia National Corp	1,447	31,863
Total Diversified		31,863

Energy (7.15%)
Anadarko Petroleum Corp	3,750	259,313
Apache Corp	2,792	184,132
Baker Hughes Inc	3,384	217,693
Cabot Oil & Gas Corp	3,164	69,988
California Resources Corp*	55	957
Chesapeake Energy Corp*	3,818	26,726
Chevron Corp (c)	14,364	1,602,448
Cimarex Energy Co	657	90,587
ConocoPhillips	8,936	433,575
CONSOL Energy Inc	1,500	30,870
Devon Energy Corp	2,767	133,729
Diamond Offshore Drilling*	576	10,403
Ensco PLC	1,707	16,490
EOG Resources Inc	3,850	394,702
EQT Corp	1,085	76,037
Exxon Mobil Corp (c)	31,478	2,748,029
First Solar Inc*	370	11,218
FMC Technologies Inc*	1,793	61,428
Halliburton Co	6,883	365,418
Helmerich & Payne Inc	805	60,898
Hess Corp	1,823	102,015
Kinder Morgan Inc/DE	12,787	283,871
Marathon Oil Corp	5,187	93,677
Marathon Petroleum Corp	4,098	192,688
Murphy Oil Corp	1,357	46,016
National Oilwell Varco In	3,192	119,253
Newfield Exploration Co*	988	44,677
Noble Energy Inc	2,616	99,827
Occidental Petroleum Corp	5,892	420,453
ONEOK Inc	1,546	84,922
Phillips 66	4,078	338,800
Pioneer Natural Resources	880	168,115
Range Resources Corp	1,202	42,286
Schlumberger Ltd	11,025	926,651
Southwestern Energy Co*	2,561	29,067
Spectra Energy Corp	4,856	198,853
Tesoro Corp	1,028	83,628
Transocean Ltd*	2,519	32,495
Valero Energy Corp	4,032	248,210
Williams Cos Inc/The	4,450	136,615
Total Energy		10,486,760

Financial (17.57%)
Affiliated Managers Group*	409	60,573
Aflac Inc	3,445	245,904
Alliance Data Systems Cor	400	91,512
Allstate Corp/The	3,124	218,430
American Express Co	6,577	473,807
American International Gr	10,299	652,236
American Tower Corp	2,860	292,492
Ameriprise Financial Inc	1,369	156,353
Aon PLC	2,362	269,504
Apartment Investment & Ma	1,070	45,047
Assurant Inc	596	51,459
AvalonBay Communities Inc	686	112,840
Bank of America Corp	77,978	1,646,895
Bank of New York Mellon C	8,692	412,175
BB&T Corp	5,247	237,427
Berkshire Hathaway Inc*	13,493	2,124,338
BlackRock Inc	941	348,913
Boston Properties Inc	1,078	133,543
Capital One Financial Cor	4,021	337,925
CBRE Group Inc*	2,058	59,764
Charles Schwab Corp/The	7,272	281,136
Chubb Ltd	3,685	471,680
Cincinnati Financial Corp	1,179	90,476
Citigroup Inc	22,616	1,275,316
CME Group Inc	2,250	254,048
Comerica Inc	1,331	84,851
Crown Castle Internationa	2,156	179,940
Discover Financial Servic	3,788	256,713
E*TRADE Financial Corp*	1,181	40,756
EQUINIX INC	434	147,022
Equity Residential	2,164	129,862
Essex Property Trust Inc	463	99,971
Fifth Third Bancorp	6,069	157,915
Four Corners Property Tru	425	8,152
Franklin Resources Inc	3,105	121,902
General Growth Properties	4,119	104,375
Genworth Financial Inc*	3,728	15,956
Goldman Sachs Group Inc/T	3,040	666,642
Hartford Financial Servic	2,922	137,685
HCP Inc	3,020	89,181
Host Hotels & Resorts Inc	5,173	92,286
Huntington Bancshares Inc	5,456	67,982
Intercontinental Exchange	4,245	235,173
Invesco Ltd	3,410	106,767
Iron Mountain Inc	1,369	45,177
JPMorgan Chase & Co	27,735	2,223,515
KeyCorp	6,704	116,046
Kimco Realty Corp	2,994	76,467
Legg Mason Inc	743	23,702
Lincoln National Corp	2,305	147,751
Loews Corp	2,394	106,892
M&T Bank Corp	1,180	169,849
Macerich Co/The	1,011	68,637
Marsh & McLennan Cos Inc	4,025	278,973
MasterCard Inc	7,325	748,615
MetLife Inc	7,704	423,797
Morgan Stanley	10,374	429,069
Nasdaq Inc	1,127	72,229
Navient Corp	3,621	62,390
Northern Trust Corp	1,610	132,262
People's United Financial	2,887	54,045
PNC Financial Services Gr	3,945	436,080
Principal Financial Group	2,041	117,745
Progressive Corp/The	4,123	137,296
Prologis Inc	3,315	168,734
Prudential Financial Inc	3,541	356,225
Public Storage	1,035	216,626
QUALITY CARE PROPERTIES*	604	9,060
Realty Income Corp	1,688	93,583
Regions Financial Corp	9,066	122,754
SIMON PROPERTY GROUP INC	2,175	390,739
SL Green Realty Corp	740	77,966
State Street Corp	3,093	243,728
SunTrust Banks Inc	3,809	197,878
T Rowe Price Group Inc	1,965	145,528
Torchmark Corp	1,176	82,426
Travelers Cos Inc/The	2,411	273,287
Unum Group	2,266	95,784
US Bancorp	13,884	688,924
Ventas Inc	2,081	125,734
Visa Inc	14,557	1,125,547
Vornado Realty Trust	1,244	121,601
Wells Fargo & Co (c)	35,184	1,861,937
Welltower Inc	1,873	117,587
Weyerhaeuser Co	5,770	177,889
XL Group Ltd	2,249	81,256
Zions Bancorporation	1,054	41,939
Total Financial		25,774,193

Industrial (10.37%)
3M Co	4,679	803,571
Agilent Technologies Inc	2,633	115,799
Allegion PLC	703	47,038
AMETEK Inc	1,816	85,988
Amphenol Corp	2,372	161,913
ARCONIC INC	2,478	47,776
Ball Corp	1,134	85,118
Boeing Co/The	4,978	749,488
Caterpillar Inc	4,752	454,101
CH Robinson Worldwide Inc	1,280	95,808
Corning Inc	9,540	229,246
CSX Corp	7,645	273,767
Cummins Inc	1,302	184,598
Deere & Co	2,547	255,209
Dover Corp	1,334	96,862
Eaton Corp PLC	3,484	231,721
Emerson Electric Co	5,336	301,164
Expeditors International	1,549	81,694
FedEx Corp	2,148	411,707
FLIR Systems Inc	1,158	41,584
Flowserve Corp	1,128	53,524
Fluor Corp	1,298	69,456
Fortive Corp	2,083	114,544
Garmin Ltd	806	42,041
General Dynamics Corp	2,440	427,854
General Electric Co	75,529	2,323,272
Harris Corp	833	86,265
Honeywell International I	5,633	641,824
Illinois Tool Works Inc	2,619	327,846
Ingersoll-Rand PLC	2,109	157,205
Jacobs Engineering Group*	962	59,654
JB Hunt Transport Service	690	65,805
Johnson Controls Internat	3,308	148,794
Joy Global Inc	784	21,976
Kansas City Southern	811	71,944
L-3 Communications Holdin*	719	113,437
Lockheed Martin Corp	1,981	525,460
Martin Marietta Materials	463	101,605
Masco Corp	2,627	83,145
Norfolk Southern Corp	2,398	255,291
Northrop Grumman Corp	1,488	371,479
Owens-Illinois Inc*	1,395	25,626
Parker-Hannifin Corp	1,096	152,267
Pentair PLC	1,542	88,603
PerkinElmer Inc	1,021	51,785
Raytheon Co	2,443	365,326
Republic Services Inc	2,203	122,244
Rockwell Automation Inc	1,085	145,075
Rockwell Collins Inc	1,079	100,045
Roper Technologies Inc	694	125,690
Ryder System Inc	477	37,349
Sealed Air Corp	1,582	72,139
Snap-on Inc	424	70,893
Stanley Black & Decker In	1,237	146,745
Stericycle Inc*	642	46,847
TE Connectivity Ltd	3,236	218,883
Textron Inc	2,069	95,236
UNION PACIFIC CORP	6,613	670,095
United Parcel Service Inc	5,289	613,101
United Technologies Corp	6,172	664,848
Vulcan Materials Co	956	120,121
Waste Management Inc	3,352	233,031
Waters Corp*	682	91,777
WestRock Co	996	50,995
Xylem Inc/NY	1,498	77,267
Total Industrial		15,202,561

Technology (13.40%)
Accenture PLC	4,670	557,738
Adobe Systems Inc*	3,587	368,779
Akamai Technologies Inc*	1,400	93,380
Analog Devices Inc	2,227	165,332
Apple Inc (c)	43,710	4,830,829
Applied Materials Inc	9,105	293,181
Autodesk Inc*	1,669	121,186
Broadcom Ltd	1,963	334,672
CA Inc	2,646	84,566
Cerner Corp*	2,120	105,534
Citrix Systems Inc*	1,348	116,912
Cognizant Technology Solu*	4,408	242,793
Computer Sciences Corp	1,256	76,151
CSRA Inc	1,256	40,205
Dell Technologies Inc - V*	1,662	89,017
Dun & Bradstreet Corp/The	396	48,201
Electronic Arts Inc*	2,629	208,322
Fidelity National Informa	1,851	142,879
Fiserv Inc*	2,114	221,167
Hewlett Packard Enterpris	14,359	341,744
HP Inc	14,359	221,129
Intel Corp	36,299	1,259,575
International Business Ma	6,898	1,118,994
Intuit Inc	2,031	230,884
Lam Research Corp	1,341	142,173
Linear Technology Corp	1,694	105,926
Microchip Technology Inc	1,401	92,718
Micron Technology Inc*	6,485	126,652
Microsoft Corp	61,563	3,709,786
NetApp Inc	2,586	94,544
NVIDIA Corp	4,572	421,538
Oracle Corp	24,056	966,811
Paychex Inc	2,454	144,663
Pitney Bowes Inc	1,820	26,117
Qorvo Inc*	1,120	59,819
QUALCOMM Inc	12,533	853,873
Red Hat Inc*	1,433	113,365
salesforce.com Inc*	3,760	270,720
Seagate Technology PLC	2,601	104,300
Skyworks Solutions Inc	1,431	109,972
Teradata Corp*	1,256	33,724
Texas Instruments Inc	8,319	615,024
Western Digital Corp	2,052	130,630
Xerox Corp	10,310	96,399
Xilinx Inc	2,112	114,006
Total Technology		19,645,930

Utilities (2.66%)
AES Corp/VA	4,674	53,517
Ameren Corp	1,808	88,809
American Electric Power C	3,645	215,237
CenterPoint Energy Inc	2,979	71,079
CMS Energy Corp	2,062	82,934
Consolidated Edison Inc	2,227	155,378
Dominion Resources Inc/VA	4,251	311,556
DTE Energy Co	1,258	117,107
Duke Energy Corp	5,180	382,129
Edison International	2,433	167,317
Entergy Corp	1,304	89,624
Eversource Energy	2,274	117,384
Exelon Corp	6,183	201,009
FirstEnergy Corp	3,123	97,719
NextEra Energy Inc	3,154	360,281
NiSource Inc	2,050	44,977
NRG Energy Inc	1,956	22,181
PG&E Corp	2,830	166,404
Pinnacle West Capital Cor	806	59,588
PPL Corp	4,208	140,800
Public Service Enterprise	3,861	159,498
SCANA Corp	845	59,598
Sempra Energy	1,653	164,969
Southern Co/The	6,412	300,210
WEC Energy Group Inc	2,388	133,752
Xcel Energy Inc	3,728	145,429
Total Utilities		3,908,486

Total Common Stock (Cost $62,475,683)		142,864,188

Right/Warrant (0.00%)
Safeway, Inc. CVR-Non Tradeable**	1,746	1,772
Safeway, Inc. CVR-Non Tradeable**	1,746	85
Total Right/Warrant (Cost $2,009)		1,857

Total Investments (Cost $62,477,692) (a) (97.40%)		142,866,045
Other Net Assets (2.60%)		3,814,804
Net Assets (100.00%)		146,680,849

*	Non-income producing security.
**	These securities have been fair valued and deemed to be illiquid by the Advisor. At November 30, 2016, the fair value was $1,857, or 0.00% of net assets.

(a) Aggregate cost for federal income tax purpose is $62,782,103.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	83,683,821
Unrealized depreciation	(3,599,879)
Net unrealized appreciation	80,083,942

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2016:
Contracts - $50 times premium / delivery month / commitment  / exchange

S&P 500 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
34 / DECEMBER 2016 / Long / CME	3,622,276	3,737,960	115,684

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Shares	Value
Common Stock (99.42%)

Basic Materials (5.07%)
Allegheny Technologies In	8,230	144,354
Ashland Global Holdings I	3,576	403,015
Cabot Corp	4,665	237,588
Carpenter Technology Corp	4,953	177,169
Commercial Metals Co	12,146	267,333
Compass Minerals Internat	3,460	268,323
Domtar Corp	6,701	263,148
Minerals Technologies Inc	3,557	288,117
NewMarket Corp	691	289,121
Olin Corp	8,099	210,574
PolyOne Corp	8,709	287,136
Reliance Steel & Aluminum	4,175	338,593
Royal Gold Inc	4,689	326,542
RPM International Inc	7,682	406,455
Scotts Miracle-Gro Co/The	4,332	395,382
Sensient Technologies Cor	3,370	263,163
Steel Dynamics Inc	14,092	499,983
United States Steel Corp	12,909	417,477
Valspar Corp/The	4,195	428,268
VERSUM MATERIALS INC*	8,135	198,982
Total Basic Materials		6,110,723

Communications (2.80%)
AMC Networks Inc*	5,664	312,936
ARRIS International PLC*	13,140	376,987
Cable One Inc	421	248,836
Ciena Corp*	11,260	241,527
comScore Inc*	3,288	95,484
InterDigital Inc/PA	3,831	303,414
John Wiley & Sons Inc	4,836	265,255
Meredith Corp	3,759	208,812
NeuStar Inc*	5,782	140,214
New York Times Co/The	14,132	183,716
Plantronics Inc	4,417	228,889
Telephone & Data Systems	10,202	274,740
Time Inc	7,704	124,805
ViaSat Inc*	3,110	221,681
WebMD Health Corp*	2,674	142,631
Total Communications		3,369,927

Consumer, Cyclical (11.90%)
American Eagle Outfitters	12,812	212,167
Ascena Retail Group Inc*	17,057	103,024
Big Lots Inc	5,120	259,123
Brinker International Inc	4,119	218,760
Brunswick Corp/DE	6,709	336,255
Buffalo Wild Wings Inc*	1,802	303,817
Cabela's Inc*	4,908	305,474
CalAtlantic Group Inc	5,208	173,895
Carter's Inc	3,704	338,138
Casey's General Stores In	3,675	442,654
Cheesecake Factory Inc/Th	4,749	280,998
Chico's FAS Inc	15,751	241,148
Churchill Downs Inc	840	128,604
Cinemark Holdings Inc	9,976	397,444
Copart Inc*	5,587	305,721
Cracker Barrel Old Countr	2,273	369,908
CST Brands Inc	6,833	328,189
Dana Inc	10,883	183,814
Deckers Outdoor Corp*	3,569	212,284
Dick's Sporting Goods Inc	4,903	289,620
Domino's Pizza Inc	2,779	466,983
Dunkin' Brands Group Inc	6,880	373,515
Fossil Group Inc*	2,892	96,651
GameStop Corp	7,293	180,064
Herman Miller Inc	6,124	199,030
HNI Corp	4,649	245,328
HSN Inc	3,343	127,368
International Speedway Co	2,678	98,550
Jack in the Box Inc	2,463	256,201
JC Penney Co Inc*	31,426	297,604
JetBlue Airways Corp*	23,748	477,096
Kate Spade & Co*	9,702	144,075
KB Home	8,723	138,172
MSC Industrial Direct Co	3,322	296,787
NVR Inc*	208	331,760
Office Depot Inc	46,441	226,168
Panera Bread Co*	1,287	272,986
Polaris Industries Inc	4,469	388,177
Pool Corp	2,978	299,617
Restoration Hardware Hold	2,758	99,426
Sally Beauty Holdings Inc*	8,063	211,170
Skechers U.S.A. Inc*	11,700	266,526
Tempur Sealy Internationa*	3,767	238,451
Texas Roadhouse Inc	4,276	200,502
Thor Industries Inc	4,449	447,436
Toll Brothers Inc*	11,365	337,086
Toro Co/The	7,736	409,466
TRI Pointe Group Inc	11,036	128,238
Tupperware Brands Corp	4,825	267,498
Vista Outdoor Inc*	6,584	264,348
Watsco Inc	1,930	287,570
Wendy's Co/The	15,418	193,804
Williams-Sonoma Inc (c)	6,172	338,102
World Fuel Services Corp	6,903	306,907
Total Consumer, Cyclical		14,343,699

Consumer, Non-Cyclical (13.68%)
Aaron's Inc	6,634	193,182
ABIOMED Inc*	2,697	302,711
Akorn Inc*	5,897	125,134
Align Technology Inc*	4,317	401,697
Amsurg Corp*	3,512	239,237
Avis Budget Group Inc*	7,069	270,672
Avon Products Inc*	32,134	172,560
Bio-Rad Laboratories Inc*	1,549	268,752
Bio-Techne Corp	3,629	382,351
Boston Beer Co Inc/The*	851	147,308
Catalent Inc*	9,318	222,980
CEB Inc	3,477	204,969
Charles River Laboratorie*	3,442	244,726
CoreLogic Inc/United Stat*	8,597	324,364
Dean Foods Co	9,667	191,987
Deluxe Corp	3,624	245,345
DeVry Education Group Inc	5,910	176,414
Edgewell Personal Care Co*	4,429	350,511
Flowers Foods Inc	17,698	274,673
FTI Consulting Inc*	4,461	190,485
Gartner Inc*	4,567	469,579
Graham Holdings Co	421	206,185
Hain Celestial Group Inc/*	9,668	378,889
Halyard Health Inc*	4,818	178,989
Helen of Troy Ltd*	1,916	163,052
Hill-Rom Holdings Inc	5,915	315,506
IDEXX Laboratories Inc*	5,112	601,427
Ingredion Inc	2,884	338,524
Lancaster Colony Corp	2,001	271,156
LifePoint Health Inc*	4,653	255,682
LivaNova PLC*	2,983	132,057
Live Nation Entertainment*	10,025	277,492
ManpowerGroup Inc	3,936	336,174
MarketAxess Holdings Inc	2,724	451,557
MEDNAX Inc*	5,334	349,217
Molina Healthcare Inc*	3,819	201,872
NuVasive Inc*	2,872	186,393
Owens & Minor Inc	6,501	220,449
PAREXEL International Cor*	5,235	308,865
Post Holdings Inc*	4,823	368,140
Prestige Brands Holdings*	3,633	172,822
ResMed Inc	8,180	502,906
Rollins Inc	9,916	318,601
Service Corp Internationa	11,069	298,752
Snyder's-Lance Inc	5,343	199,080
Sotheby's*	3,578	139,757
Sprouts Farmers Market In*	9,882	197,739
STERIS PLC	5,692	373,452
Teleflex Inc	2,527	373,819
Tenet Healthcare Corp*	6,678	101,706
Tootsie Roll Industries I	2,027	76,519
TreeHouse Foods Inc*	4,336	300,572
United Natural Foods Inc*	4,779	224,374
United Therapeutics Corp*	2,497	313,648
VCA Inc*	305	19,093
WellCare Health Plans Inc*	2,533	347,072
West Pharmaceutical Servi	5,531	448,841
WEX Inc*	3,714	410,434
WhiteWave Foods Co/The*	13,322	733,909
Total Consumer, Non-Cyclical		16,494,359

Energy (4.22%)
CONSOL Energy Inc	17,895	368,279
Denbury Resources Inc*	30,129	113,888
Diamond Offshore Drilling*	4,925	88,946
Dril-Quip Inc*	4,000	226,200
Energen Corp*	7,013	435,297
Ensco PLC	20,185	194,987
Gulfport Energy Corp*	7,290	187,280
HollyFrontier Corp (c)	12,897	371,047
Murphy USA Inc*	2,631	179,408
Nabors Industries Ltd	18,797	302,632
Noble Corp plc	18,873	117,390
NOW Inc*	7,894	170,037
Oceaneering International	10,060	268,099
Oil States International*	5,094	182,620
Patterson-UTI Energy Inc	15,065	401,783
QEP Resources Inc*	16,638	327,103
Rowan Cos Plc*	9,664	172,212
SM Energy Co	6,497	258,970
Superior Energy Services	9,508	163,918
Western Refining Inc	6,991	250,767
WPX Energy Inc*	19,483	302,766
Total Energy		5,083,629

Financial (26.32%)
Banks (7.43%)
Associated Banc-Corp	11,169	255,212
BancorpSouth Inc	8,709	248,642
Bank of Hawaii Corp	3,239	270,035
Bank of the Ozarks Inc	6,111	296,506
Cathay General Bancorp	7,638	268,094
Chemical Financial Corp	5,278	273,823
Commerce Bancshares Inc/M	6,581	360,727
Cullen/Frost Bankers Inc	5,255	432,539
East West Bancorp Inc	10,821	518,109
First Horizon National Co	22,537	430,006
FNB Corp/PA	14,289	218,336
Fulton Financial Corp	13,099	232,507
Hancock Holding Co	8,439	350,640
International Bancshares	5,988	233,083
MB Financial Inc	5,441	235,432
PacWest Bancorp	9,275	475,344
PrivateBancorp Inc	5,462	255,512
Prosperity Bancshares Inc	6,183	408,882
Signature Bank/New York N*	4,820	722,566
SVB Financial Group*	3,920	619,478
Synovus Financial Corp	9,266	358,687
TCF Financial Corp	16,020	277,947
Trustmark Corp	6,874	231,723
Umpqua Holdings Corp	22,396	397,977
Valley National Bancorp	22,192	251,657
Webster Financial Corp	6,910	342,805
		8,966,269
Diversified Finan Service (2.67%)
CBOE Holdings Inc	4,672	321,901
Eaton Vance Corp	8,639	349,361
Federated Investors Inc	9,840	270,502
Janus Capital Group Inc	15,310	206,685
Raymond James Financial I	9,590	689,905
SEI Investments Co	10,244	483,312
SLM Corp*	40,540	408,238
Stifel Financial Corp*	4,809	239,729
Waddell & Reed Financial	8,010	156,435
WisdomTree Investments In	7,917	87,562
		3,213,630
Insurance (5.08%)
Alleghany Corp (c) *	887	503,772
American Financial Group	5,380	442,397
Aspen Insurance Holdings	5,962	303,764
Brown & Brown Inc	8,689	376,668
CNO Financial Group Inc	13,076	234,060
Endurance Specialty Holdi	5,747	529,872
Everest Re Group Ltd	2,402	505,741
First American Financial	10,276	387,816
Genworth Financial Inc*	37,014	158,420
Hanover Insurance Group I	3,199	277,001
Kemper Corp	5,158	211,220
Mercury General Corp	3,740	218,416
Old Republic Internationa	23,244	415,370
Primerica Inc	5,087	359,651
Reinsurance Group of Amer	3,680	449,144
RenaissanceRe Holdings Lt	3,070	400,819
WR Berkley Corp	5,622	347,383
		6,121,514
Real Estate (10.30%)
Alexander & Baldwin Inc	4,846	213,563
Jones Lang LaSalle Inc	2,600	263,328
Alexandria Real Estate Eq	5,781	633,540
American Campus Communiti	9,815	462,385
Camden Property Trust	4,984	392,291
Care Capital Properties I	5,644	135,908
Communications Sales & Le*	9,408	234,541
CORECIVIC INC	11,158	253,398
Corporate Office Properti	8,366	239,435
Cousins Properties Inc	25,361	200,606
DCT Industrial Trust Inc	6,212	285,441
Douglas Emmett Inc	13,261	486,546
Duke Realty Corp (c)	20,009	508,829
Education Realty Trust In	4,640	188,384
EPR Properties	4,422	307,506
Equity One Inc	6,724	200,779
First Industrial Realty T	8,145	215,435
Healthcare Realty Trust I	7,860	230,927
Highwoods Properties Inc	8,743	420,189
Hospitality Properties Tr	14,360	416,368
Kilroy Realty Corp	6,874	497,265
Lamar Advertising Co	6,070	402,380
LaSalle Hotel Properties	10,698	300,293
Liberty Property Trust	8,282	326,311
Life Storage Inc	3,438	279,269
Mack-Cali Realty Corp	8,623	233,252
Medical Properties Trust	16,278	194,034
Mid-America Apartment Com	4,325	396,300
National Retail Propertie	8,355	356,591
Omega Healthcare Investor	12,220	360,001
Post Properties Inc	3,635	236,348
Potlatch Corp	4,184	171,858
QUALITY CARE PROPERTIES*	6,748	101,220
Rayonier Inc	9,442	250,307
REGENCY CENTERS CORP	7,921	529,440
Senior Housing Properties	4,406	79,572
Tanger Factory Outlet Cen	9,884	340,701
Taubman Centers Inc	4,514	328,032
Urban Edge Properties	8,363	226,554
Washington Prime Group In	13,311	133,376
Weingarten Realty Investo	10,777	382,691
		12,415,194
Savings&Loans (0.84%)
New York Community Bancor	42,406	677,648
Washington Federal Inc	10,259	332,905
		1,010,553

Total Financial		31,727,160

Industrial (18.91%)
AECOM*	14,194	515,952
AGCO Corp	5,146	287,147
AO Smith Corp	8,534	415,008
AptarGroup Inc	4,737	346,654
Arrow Electronics Inc*	5,268	359,646
Avnet Inc	7,359	337,705
B/E Aerospace Inc	5,877	352,855
Belden Inc	4,101	303,064
Bemis Co Inc	7,187	359,853
Carlisle Cos Inc	3,706	415,701
CLARCOR Inc	4,802	338,301
Clean Harbors Inc*	5,336	282,008
Cognex Corp	6,475	386,622
Crane Co	3,718	273,236
Cree Inc*	11,057	279,963
Curtiss-Wright Corp	3,144	316,035
Donaldson Co Inc	12,233	496,170
Dycom Industries Inc*	2,403	175,972
Eagle Materials Inc	3,522	342,338
EMCOR Group Inc	4,602	319,241
Energizer Holdings Inc	5,949	266,932
EnerSys	3,287	261,579
Esterline Technologies Co*	3,059	269,039
GATX Corp	4,618	252,328
Genesee & Wyoming Inc*	4,903	374,589
Gentex Corp	21,558	398,607
Graco Inc	4,168	338,567
Granite Construction Inc	3,874	228,527
Greif Inc	3,373	173,271
Hubbell Inc	2,951	331,338
Huntington Ingalls Indust	2,682	479,434
IDEX Corp	5,721	535,543
Ingram Micro Inc*	11,276	422,173
ITT Inc	8,775	354,247
Jabil Circuit Inc	14,253	301,451
Joy Global Inc	6,735	188,782
KBR Inc	10,499	175,438
Kennametal Inc	8,111	279,748
Keysight Technologies Inc*	12,778	470,614
Kirby Corp*	5,466	346,818
KLX Inc*	5,391	210,195
Knowles Corp*	6,625	106,199
Landstar System Inc	3,187	259,581
Lennox International Inc	2,248	334,210
Lincoln Electric Holdings	3,640	285,776
Louisiana-Pacific Corp*	14,578	281,939
MSA Safety Inc	3,239	201,336
National Instruments Corp	10,469	308,521
Nordson Corp	3,056	326,167
Old Dominion Freight Line*	5,248	458,150
Orbital ATK Inc	5,677	484,418
Oshkosh Corp	4,246	297,220
Packaging Corp of America	5,405	458,128
Regal Beloit Corp	4,281	312,085
Silgan Holdings Inc	4,510	223,290
Sonoco Products Co	7,563	409,385
SYNNEX Corp	2,051	239,782
Tech Data Corp*	2,618	222,190
Teledyne Technologies Inc*	3,502	437,295
Terex Corp	11,360	346,707
Timken Co/The	7,137	278,700
Trimble Navigation Ltd (c)*	14,303	403,202
Trinity Industries Inc	14,910	414,349
Triumph Group Inc	5,301	147,368
Valmont Industries Inc	1,704	253,726
Vishay Intertechnology In	13,984	211,858
Wabtec Corp/DE	5,169	437,659
Werner Enterprises Inc	4,592	124,214
Woodward Inc	4,146	280,809
Worthington Industries In	5,239	294,851
Zebra Technologies Corp*	4,878	385,606
Total Industrial		22,787,412

Technology (11.32%)
3D Systems Corp*	8,430	116,756
ACI Worldwide Inc*	11,760	218,854
Acxiom Corp*	8,198	217,493
Advanced Micro Devices In*	48,865	435,387
Allscripts Healthcare Sol*	13,284	145,858
ANSYS Inc*	6,220	584,867
Broadridge Financial Solu	4,724	305,832
Brocade Communications Sy	33,009	407,331
Cadence Design Systems In*	16,842	442,608
CDK Global Inc	8,617	497,201
Cirrus Logic Inc*	4,718	259,490
CommVault Systems Inc*	4,391	237,114
Computer Sciences Corp	8,103	491,285
Convergys Corp	10,423	269,643
Cypress Semiconductor Cor	15,104	169,920
Diebold Inc	6,660	151,848
DST Systems Inc	2,807	289,710
FactSet Research Systems	500	80,085
Fair Isaac Corp	1,774	201,686
Fortinet Inc*	13,266	399,307
Integrated Device Technol*	10,215	239,031
Intersil Corp	13,351	295,725
IPG Photonics Corp*	3,654	350,491
j2 Global Inc	3,256	239,349
Jack Henry & Associates I	4,503	389,239
Leidos Holdings Inc	6,411	328,243
Manhattan Associates Inc*	7,002	366,905
MAXIMUS Inc	6,415	354,685
Mentor Graphics Corp	9,961	364,075
Microsemi Corp*	8,178	447,746
Monolithic Power Systems	2,786	228,563
MSCI Inc	5,441	428,751
NCR Corp*	11,933	462,404
NetScout Systems Inc*	8,917	278,210
PTC Inc*	8,525	415,253
Science Applications Inte	4,168	344,152
Silicon Laboratories Inc*	3,776	250,538
Synaptics Inc*	2,575	140,544
Synopsys Inc*	8,698	526,055
Teradyne Inc	15,196	370,478
Tyler Technologies Inc*	1,892	281,719
Ultimate Software Group I*	2,154	441,419
VeriFone Systems Inc*	10,831	182,936
Total Technology		13,648,786

Utilities (5.20%)
Aqua America Inc	13,254	394,041
Atmos Energy Corp	5,941	422,524
Black Hills Corp	4,587	269,486
Great Plains Energy Inc	14,740	388,989
Hawaiian Electric Industr	9,825	302,610
IDACORP Inc	3,765	286,705
MDU Resources Group Inc	14,957	416,104
National Fuel Gas Co	8,065	454,705
New Jersey Resources Corp	5,790	199,466
NorthWestern Corp	3,640	204,204
OGE Energy Corp	11,442	362,139
ONE Gas Inc	5,500	330,055
PNM Resources Inc	8,211	259,468
Southwest Gas Corp	3,218	238,550
Talen Energy Corp*	6,478	90,433
UGI Corp	9,913	444,102
Vectren Corp	7,907	388,076
Westar Energy Inc (c)	8,156	464,566
WGL Holdings Inc	4,762	345,531
Total Utilities		6,261,754

Total Common Stock (Cost $82,015,600)		119,827,449

Total Investments (Cost $82,015,600) (a) (99.42%)		119,827,449
Other Net Assets (0.58%)		705,014
Net Assets (100.00%)		$120,532,463

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $82,285,867.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	40,533,825
Unrealized depreciation	(2,992,243)
Net unrealized appreciation	37,541,582

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2016:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
13 / DECEMBER 2016 / Long / CME	1,996,285	2,114,970	$118,685

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Shares	Value
Common Stock (96.11%)

Basic Materials (4.82%)
A Schulman Inc	2,273	75,691
Aceto Corp	2,128	43,475
AK Steel Holding Corp*	14,920	136,220
American Vanguard Corp	1,690	30,758
Balchem Corp	2,644	211,150
Calgon Carbon Corp	4,071	72,057
Century Aluminum Co*	4,083	37,645
Chemours Co/The	15,183	375,322
Clearwater Paper Corp*	1,452	90,314
Deltic Timber Corp	890	62,042
Hawkins Inc	618	30,004
HB Fuller Co	3,993	187,631
Ingevity Corp*	3,492	182,876
Innophos Holdings Inc	1,783	97,209
Innospec Inc	2,020	132,714
Intrepid Potash Inc*	4,376	5,995
Kaiser Aluminum Corp	1,409	116,088
Koppers Holdings Inc*	1,485	56,950
Kraton Corp*	2,597	80,066
Materion Corp	1,549	59,404
Neenah Paper Inc	1,306	110,879
PH Glatfelter Co	3,442	79,063
Quaker Chemical Corp	1,053	133,984
Rayonier Advanced Materia	3,333	46,262
Schweitzer-Mauduit Intern	2,492	104,764
Stepan Co	1,428	115,911
Stillwater Mining Co	9,544	143,446
US Silica Holdings Inc	4,272	216,206
Total Basic Materials		3,034,126

Communications (3.96%)
8x8 Inc*	7,490	102,239
ADTRAN Inc	4,158	84,615
ATN International Inc	792	57,270
Black Box Corp	1,103	16,931
Blucora Inc*	3,365	47,615
Blue Nile Inc	1,051	42,376
CalAmp Corp*	2,670	38,822
CINCINNATI BELL INC*	3,330	68,598
Cogent Communications Hol	3,329	124,670
Comtech Telecommunication	1,234	14,191
Consolidated Communicatio	4,237	121,093
DHI Group Inc*	3,715	22,662
ePlus Inc*	489	54,377
EW Scripps Co/The*	3,970	67,966
FTD Cos Inc*	1,338	30,587
Gannett Co Inc	9,650	92,061
General Communication Inc*	2,942	49,602
Harmonic Inc*	6,732	31,304
Harte-Hanks Inc	3,096	4,644
HealthStream Inc*	1,640	41,098
Iridium Communications In*	6,143	54,058
Ixia*	4,496	61,820
Liquidity Services Inc*	1,721	15,833
Lumos Networks Corp*	1,433	20,836
NETGEAR Inc*	2,643	141,929
NIC Inc	5,119	128,487
Perficient Inc*	2,489	44,802
QuinStreet Inc*	1,826	5,825
Scholastic Corp	1,985	87,519
Spok Holdings Inc	1,400	25,480
Stamps.com Inc*	1,253	133,069
TiVo Corp*	6,933	140,393
VASCO Data Security Inter*	2,046	29,667
ViaSat Inc (c)*	3,734	266,159
Viavi Solutions Inc*	18,087	141,983
World Wrestling Entertain	2,870	53,899
XO Group Inc*	1,600	29,568
Total Communications		2,494,048

Consumer, Cyclical (13.73%)
Abercrombie & Fitch Co	5,709	82,038
Allegiant Travel Co	1,101	179,903
American Axle & Manufactu*	6,450	101,007
American Woodmark Corp*	1,147	87,918
Anixter International Inc*	2,378	185,841
Arctic Cat Inc*	1,013	15,438
Asbury Automotive Group I*	2,129	125,079
Ascena Retail Group Inc*	13,684	82,651
Barnes & Noble Education*	3,275	37,237
Barnes & Noble Inc	4,767	60,064
Belmond Ltd*	7,421	96,102
Big 5 Sporting Goods Corp	1,300	25,155
Biglari Holdings Inc*	103	48,300
BJ's Restaurants Inc*	1,655	61,401
Bob Evans Farms Inc/DE	1,840	82,156
Boyd Gaming Corp*	6,707	126,360
Buckle Inc/The	2,109	53,358
Caleres Inc	3,667	120,058
Callaway Golf Co	7,544	91,660
Cato Corp/The	2,147	63,551
Children's Place Inc/The	1,609	167,095
Cooper-Standard Holding I*	1,435	136,784
Core-Mark Holding Co Inc	3,868	141,221
Crocs Inc*	6,057	42,399
Daktronics Inc	2,848	29,306
Dave & Buster's Entertain*	3,082	144,392
DineEquity Inc	1,291	107,902
Dorman Products Inc*	2,417	174,604
Drew Industries Inc*	2,025	212,828
DTS Inc/CA	1,151	48,871
Essendant Inc	2,929	56,735
Ethan Allen Interiors Inc	1,913	65,999
Express Inc*	6,031	80,574
EZCORP Inc*	3,771	43,932
Finish Line Inc/The	3,854	86,484
FirstCash Inc	4,100	188,190
Five Below Inc*	4,574	180,033
Francesca's Holdings Corp*	3,184	50,880
Fred's Inc	2,610	26,074
G&K Services Inc	1,592	152,705
Genesco Inc*	1,901	120,143
Gentherm Inc*	3,037	96,728
G-III Apparel Group Ltd*	3,361	91,285
Group 1 Automotive Inc	1,718	124,710
Haverty Furniture Cos Inc	1,506	32,530
Hawaiian Holdings Inc*	3,973	204,013
Hibbett Sports Inc*	2,017	81,184
Iconix Brand Group Inc*	3,635	32,606
ILG INC.	2,925	52,855
Installed Building Produc*	1,394	57,851
Interface Inc	5,524	96,118
iRobot Corp*	2,156	122,892
Kirkland's Inc*	1,134	16,658
La-Z-Boy Inc	4,175	111,681
Lithia Motors Inc	1,987	182,605
Lumber Liquidators Holdin*	2,055	36,271
M/I Homes Inc*	1,832	42,796
Marcus Corp/The	1,435	43,050
MarineMax Inc*	1,746	32,825
Marriott Vacations Worldw	2,123	164,830
MDC Holdings Inc	3,384	90,962
Meritage Homes Corp*	2,930	105,627
Mobile Mini Inc	3,756	115,309
Monarch Casino & Resort I*	600	14,928
Motorcar Parts of America*	1,536	37,571
Movado Group Inc	1,360	38,420
Ollie's Bargain Outlet Ho*	3,932	118,157
Oxford Industries Inc	1,152	83,704
Papa John's International	2,235	197,485
Perry Ellis International*	700	17,864
PetMed Express Inc	1,300	28,379
Pinnacle Entertainment In*	5,106	69,595
Popeyes Louisiana Kitchen*	1,798	107,664
Red Robin Gourmet Burgers*	1,127	57,984
Regis Corp*	3,353	45,266
Republic Airways Holdings*	3,901	1,599
Ruby Tuesday Inc*	4,509	13,617
Ruth's Hospitality Group	2,518	42,806
Scientific Games Corp*	3,874	57,142
Select Comfort Corp*	4,000	90,480
SkyWest Inc	4,099	151,048
Sonic Automotive Inc	2,552	53,975
Sonic Corp	4,191	109,384
Stage Stores Inc	2,706	11,771
Standard Motor Products I	1,648	82,301
Stein Mart Inc	2,099	10,453
Steven Madden Ltd*	4,724	175,024
Superior Industries Inter	1,678	42,202
Tailored Brands Inc	3,470	65,097
Texas Roadhouse Inc	5,296	248,329
Titan International Inc	4,154	48,020
Tuesday Morning Corp*	2,971	13,815
Unifi Inc*	1,118	34,792
UniFirst Corp/MA	1,214	171,599
Universal Electronics Inc*	1,149	77,385
Veritiv Corp*	630	29,516
Vitamin Shoppe Inc*	2,435	60,510
VOXX International Corp*	1,050	5,093
Winnebago Industries Inc	2,101	68,177
Wolverine World Wide Inc	8,631	194,456
Zumiez Inc*	1,661	41,193
Total Consumer, Cyclical		8,634,615

Consumer, Non-Cyclical (17.57%)
Abaxis Inc	1,625	83,834
ABIOMED Inc (c)*	3,273	367,361
ABM Industries Inc	4,712	207,328
Acorda Therapeutics Inc*	3,620	75,296
Adeptus Health Inc*	1,004	8,414
Air Methods Corp*	2,808	91,822
Albany Molecular Research*	2,263	38,132
Almost Family Inc*	422	16,964
AMAG Pharmaceuticals Inc*	2,970	98,604
Amedisys Inc*	2,589	102,240
American Public Education*	1,343	31,023
AMN HEALTHCARE SERVICES I*	3,698	123,143
Analogic Corp	1,042	96,020
Andersons Inc/The	2,002	78,779
AngioDynamics Inc*	1,997	32,551
ANI Pharmaceuticals Inc*	638	37,597
Anika Therapeutics Inc*	1,228	57,298
B&G Foods Inc (c)	4,863	208,136
Brink's Co/The	3,780	152,712
Calavo Growers Inc	1,239	66,844
Cal-Maine Foods Inc	2,602	105,901
Cambrex Corp*	2,432	121,843
Cantel Medical Corp	3,001	244,792
Capella Education Co	825	71,981
Cardtronics PLC*	3,767	186,353
Career Education Corp*	3,636	36,324
CDI Corp*	1,083	7,798
Central Garden & Pet Co*	829	23,942
Central Garden & Pet Co*	2,740	74,994
Chemed Corp	1,416	210,942
CONMED Corp	2,170	94,569
CorVel Corp*	665	21,413
Cross Country Healthcare*	2,732	39,177
CryoLife Inc	1,813	35,625
Cynosure Inc*	1,906	86,437
Darling Ingredients Inc*	13,108	177,089
Depomed Inc*	4,634	88,509
Emergent BioSolutions Inc*	2,548	68,184
Enanta Pharmaceuticals In*	895	28,139
Ensign Group Inc/The	4,002	86,523
Forrester Research Inc	996	40,736
Global Payments Inc	2,061	141,282
Green Dot Corp*	3,947	95,162
Haemonetics Corp*	4,139	164,029
Hanger Inc*	2,615	24,843
Healthcare Services Group	6,037	235,141
HealthEquity Inc*	2,631	117,158
Healthways Inc*	2,801	64,983
Heidrick & Struggles Inte	1,449	30,719
Helen of Troy Ltd*	2,357	200,581
HMS Holdings Corp*	6,839	125,290
ICU Medical Inc*	1,206	181,202
Impax Laboratories Inc*	5,560	80,342
Inogen Inc*	1,203	77,509
Insperity Inc	1,367	98,971
Integer Holdings Corp*	1,966	55,540
Integra LifeSciences Hold*	2,420	195,536
Inter Parfums Inc	1,357	46,749
Invacare Corp	2,104	24,196
J&J Snack Foods Corp	1,163	141,223
Kelly Services Inc	2,051	41,307
Kindred Healthcare Inc	6,343	42,181
Korn/Ferry International	3,967	100,682
Landauer Inc	760	37,620
Lannett Co Inc*	2,208	50,563
LendingTree Inc*	495	51,876
LHC Group Inc*	1,000	42,060
Ligand Pharmaceuticals In*	1,521	158,792
Luminex Corp*	2,720	55,298
Magellan Health Inc*	2,025	147,420
Masimo Corp*	3,725	230,466
Matthews International Co	2,758	200,645
Medicines Co/The*	5,825	204,458
Medifast Inc	932	36,423
Meridian Bioscience Inc	3,315	57,350
Merit Medical Systems Inc*	3,708	87,323
MiMedx Group Inc*	7,384	70,000
Momenta Pharmaceuticals I*	4,593	64,991
Monro Muffler Brake Inc	2,682	160,384
Natus Medical Inc*	2,546	101,458
Navigant Consulting Inc*	3,915	96,701
Nektar Therapeutics*	11,195	137,531
Neogen Corp*	3,135	198,383
Nutrisystem Inc	2,287	84,047
NuVasive Inc*	4,118	267,257
Nuvectra Corp*	655	3,760
On Assignment Inc*	3,705	152,979
PharMerica Corp*	2,371	57,023
Phibro Animal Health Corp	1,518	41,669
Prestige Brands Holdings*	4,425	210,497
Providence Service Corp/T*	925	33,957
Rent-A-Center Inc/TX	4,452	51,421
Repligen Corp*	2,393	77,055
Resources Connection Inc	2,990	48,139
RR DONNELLEY & SONS CO	5,892	102,462
Sanderson Farms Inc	1,620	130,653
Select Medical Holdings C*	8,804	106,969
Seneca Foods Corp*	660	24,816
Snyder's-Lance Inc	6,117	227,919
SpartanNash Co	3,009	108,956
Spectrum Pharmaceuticals*	3,664	14,326
Strayer Education Inc*	818	59,902
Supernus Pharmaceuticals*	2,213	47,690
SUPERVALU Inc	22,046	102,293
Surgical Care Affiliates*	2,258	94,949
Surmodics Inc*	809	19,376
TEAM INC*	2,474	84,858
TrueBlue Inc*	3,279	68,695
Universal Corp/VA	1,760	96,888
Universal Technical Insti	1,300	3,263
US Physical Therapy Inc	1,042	66,688
Vascular Solutions Inc*	1,188	65,459
Viad Corp	1,409	61,855
WD-40 Co	1,126	121,495
Zeltiq Aesthetics Inc*	2,684	118,123
Total Consumer, Non-Cyclical		11,055,176

Energy (2.44%)
Archrock Inc	4,618	62,112
Atwood Oceanics Inc	4,881	46,174
Bill Barrett Corp*	3,854	30,138
Bristow Group Inc	2,639	41,195
CARBO Ceramics Inc*	1,539	12,666
Carrizo Oil & Gas Inc*	4,550	192,647
Cloud Peak Energy Inc*	4,772	27,391
Contango Oil & Gas Co*	1,147	11,344
Era Group Inc*	1,546	18,104
Exterran Corp*	2,309	46,411
Flotek Industries Inc*	3,643	49,035
FutureFuel Corp	1,732	23,780
Geospace Technologies Cor*	1,047	22,165
Green Plains Inc	2,507	67,940
Gulf Island Fabrication I	900	10,665
Helix Energy Solutions Gr*	8,281	86,536
Matrix Service Co*	1,964	40,949
Newpark Resources Inc*	6,584	48,392
Northern Oil and Gas Inc*	4,291	9,655
PDC Energy Inc*	3,362	250,300
Pioneer Energy Services C*	4,989	24,945
REX American Resources Co*	376	36,728
SEACOR Holdings Inc*	1,309	81,145
SunCoke Energy Inc*	5,562	63,518
Synergy Resources Corp*	9,430	89,491
Tesco Corp*	2,282	17,686
TETRA Technologies Inc*	6,294	34,176
Unit Corp*	3,620	87,966
Total Energy		1,533,254

Financial (23.35%)
Acadia Realty Trust (c)	5,790	191,417
Agree Realty Corp	1,624	72,901
American Assets Trust Inc (c)	3,309	132,559
American Equity Investmen	6,841	141,814
Ameris Bancorp	2,160	96,876
AMERISAFE Inc	1,485	94,372
Astoria Financial Corp	7,609	124,407
Bank Mutual Corp	3,500	31,325
Banner Corp	1,468	76,527
BB&T Corp	2,279	103,125
BofI Holding Inc*	4,808	113,613
Boston Private Financial	6,381	95,715
Brookline Bancorp Inc	4,990	74,351
Calamos Asset Management	1,436	9,822
Capstead Mortgage Corp	7,205	74,500
Cardinal Financial Corp	2,277	72,841
CareTrust REIT Inc	4,039	57,152
Cedar Realty Trust Inc	5,432	35,036
Central Pacific Financial	2,628	77,657
Chemical Financial Corp	2,490	129,181
Chesapeake Lodging Trust	5,004	118,645
City Holding Co	1,180	72,546
Columbia Banking System I	4,843	192,848
Community Bank System Inc	3,647	206,785
CoreSite Realty Corp	2,570	181,262
Cousins Properties Inc	28,251	223,465
CVB Financial Corp	8,298	172,349
DiamondRock Hospitality C	16,841	178,346
Dime Community Bancshares	2,343	43,814
EastGroup Properties Inc	2,697	184,232
Education Realty Trust In	5,109	207,425
eHealth Inc*	1,639	16,652
Employers Holdings Inc	2,392	84,557
Encore Capital Group Inc*	1,870	51,332
Enova International Inc*	1,954	22,764
Evercore Partners Inc	3,316	223,497
Financial Engines Inc	4,069	141,805
First BanCorp/Puerto Rico*	8,093	47,911
First Commonwealth Financ	7,457	94,107
First Financial Bancorp	4,588	122,958
First Financial Bankshare	5,534	238,239
First Midwest Bancorp Inc	6,005	145,801
First NBC Bank Holding Co*	1,224	8,629
Forestar Group Inc*	2,556	34,250
Four Corners Property Tru	3,229	61,932
Franklin Street Propertie	6,954	87,342
Gaming and Leisure Proper	4,340	132,413
GEO Group Inc/The (c)	6,187	205,780
Getty Realty Corp	2,158	51,835
Glacier Bancorp Inc	6,383	218,937
Government Properties Inc	5,967	112,120
Great Western Bancorp Inc	4,868	194,720
Greenhill & Co Inc	2,083	57,699
Hanmi Financial Corp	2,533	77,763
HCI Group Inc	756	24,449
Healthcare Realty Trust I (c)	8,443	248,055
HFF Inc	2,644	76,676
Home BancShares Inc/AR	10,232	264,702
Hope Bancorp Inc	10,149	201,965
Horace Mann Educators Cor	3,236	129,925
Independent Bank Corp/Roc	2,201	143,285
Infinity Property & Casua	917	79,091
Interactive Brokers Group	4,861	178,496
INTL. FCStone Inc*	1,292	53,114
Investment Technology Gro	2,751	51,279
Kite Realty Group Trust	6,990	168,110
LegacyTexas Financial Gro	3,676	144,320
Lexington Realty Trust	16,403	169,443
LTC Properties Inc	2,776	126,197
Maiden Holdings Ltd	6,185	95,249
MB Financial Inc	5,811	251,442
Medical Properties Trust	19,953	237,840
Navigators Group Inc/The	800	84,320
NBT Bancorp Inc	3,500	135,240
Northfield Bancorp Inc	3,623	67,134
Northwest Bancshares Inc	8,537	155,117
OFG Bancorp	3,471	46,859
Old National Bancorp/IN	9,607	163,799
Oritani Financial Corp	2,767	48,838
PARKWAY INC*	3,531	69,208
Pennsylvania Real Estate	5,804	111,263
Pinnacle Financial Partne	2,947	190,082
Piper Jaffray Cos*	1,290	94,106
PRA Group Inc*	4,044	145,382
PrivateBancorp Inc	6,631	310,198
ProAssurance Corp	4,458	249,871
Provident Financial Servi	4,937	133,003
PS Business Parks Inc	1,606	179,438
RE/MAX Holdings Inc	1,412	69,188
Retail Opportunity Invest	8,346	172,261
RLI Corp	3,166	190,087
S&T Bancorp Inc	2,920	103,339
Sabra Health Care REIT In	5,031	111,336
Safety Insurance Group In	1,100	77,385
Saul Centers Inc	1,009	64,061
Selective Insurance Group	4,798	197,198
SERVISFIRST BANCSHARES IN	1,829	134,651
Simmons First National Co	2,361	142,722
Southside Bancshares Inc	1,902	73,170
Sterling Bancorp/DE	10,013	227,795
Stewart Information Servi	1,865	88,476
Summit Hotel Properties I	6,699	95,260
Texas Capital Bancshares*	3,846	279,797
Tompkins Financial Corp	1,025	88,458
TrustCo Bank Corp NY	6,679	54,434
UMB Financial Corp	3,515	267,210
United Bankshares Inc/WV	5,430	250,595
United Community Banks In	4,877	132,557
United Fire Group Inc	1,500	68,100
United Insurance Holdings	1,293	17,559
Universal Health Realty I	1,025	60,793
Universal Insurance Holdi	2,216	53,184
Urstadt Biddle Properties	1,911	43,284
Virtus Investment Partner	559	64,732
WageWorks Inc*	3,015	222,658
Walker & Dunlop Inc*	2,126	62,483
Westamerica Bancorporatio	1,993	123,626
Wintrust Financial Corp	4,057	267,113
World Acceptance Corp*	687	38,657
Total Financial		14,689,616

Industrial (17.27%)
AAON Inc	3,292	108,307
AAR Corp	2,949	108,789
Actuant Corp	4,684	121,550
Advanced Energy Industrie*	3,443	190,088
Aegion Corp*	2,910	70,393
Aerojet Rocketdyne Holdin*	5,386	109,444
Aerovironment Inc*	1,484	41,997
Albany International Corp	2,416	112,827
Apogee Enterprises Inc	2,440	116,388
Applied Industrial Techno	3,348	200,378
ArcBest Corp	1,834	55,845
Astec Industries Inc	1,495	99,119
Atlas Air Worldwide Holdi*	1,868	92,279
AZZ Inc	2,163	140,811
Badger Meter Inc	2,298	83,303
Barnes Group Inc	4,329	200,000
Bel Fuse Inc	579	16,965
Benchmark Electronics Inc*	4,413	125,109
Boise Cascade Co*	3,053	69,608
Brady Corp	3,802	139,724
Briggs & Stratton Corp	3,633	75,276
Celadon Group Inc	1,713	13,790
Chart Industries Inc*	2,359	83,862
CIRCOR International Inc	1,405	89,035
Coherent Inc*	1,981	258,521
Comfort Systems USA Inc	2,808	90,418
CTS Corp	2,535	56,024
Cubic Corp	1,666	77,136
DXP Enterprises Inc*	844	28,434
Dycom Industries Inc*	2,696	197,428
Echo Global Logistics Inc*	1,817	45,607
Electro Scientific Indust*	2,066	10,743
EMCOR Group Inc (c)	5,262	365,024
Encore Wire Corp	1,733	73,653
EnerSys	3,724	296,356
EnPro Industries Inc	1,812	110,170
ESCO Technologies Inc	1,989	111,185
Exponent Inc	2,026	122,877
Fabrinet*	2,551	109,183
FARO Technologies Inc*	1,287	46,847
Federal Signal Corp	5,009	79,142
Forward Air Corp	2,451	118,579
Franklin Electric Co Inc	3,119	121,797
General Cable Corp	3,928	73,650
Gibraltar Industries Inc*	2,171	97,695
Greenbrier Cos Inc/The	2,183	84,700
Griffon Corp	3,366	80,447
Harsco Corp	6,186	86,604
Haynes International Inc	988	43,047
Headwaters Inc*	6,199	146,916
Heartland Express Inc	5,072	109,099
Hillenbrand Inc	5,030	176,050
Hornbeck Offshore Service*	2,592	13,245
Hub Group Inc*	2,780	119,123
II-VI Inc*	4,346	131,249
Itron Inc*	2,970	190,674
John Bean Technologies Co	2,444	220,449
Kaman Corp	2,142	104,358
KapStone Paper and Packag	6,415	131,058
Knight Transportation Inc	4,825	168,875
Lindsay Corp	1,030	86,808
Littelfuse Inc	1,791	261,108
LSB Industries Inc*	1,435	11,050
Lydall Inc*	1,260	75,222
Marten Transport Ltd	1,841	44,828
Matson Inc	3,425	128,814
Methode Electronics Inc	3,227	119,238
Moog Inc*	2,795	195,175
Mueller Industries Inc	4,795	182,162
Myers Industries Inc	1,890	26,744
MYR Group Inc*	1,615	60,498
National Presto Industrie	327	31,114
Olympic Steel Inc	500	12,225
Orion Group Holdings Inc*	1,870	18,644
OSI Systems Inc*	1,494	113,096
Park Electrochemical Corp	1,665	30,186
Patrick Industries Inc*	1,301	92,826
PGT Inc*	4,081	45,299
Plexus Corp*	2,707	138,328
Powell Industries Inc	737	31,720
Proto Labs Inc*	2,016	105,034
Quanex Building Products	2,706	52,632
Roadrunner Transportation*	1,931	19,368
Rogers Corp*	1,426	105,980
Saia Inc*	1,827	76,277
Sanmina Corp*	6,474	212,671
Simpson Manufacturing Co	3,278	154,525
SPX Corp*	3,423	83,624
SPX FLOW Inc*	3,447	108,029
Standex International Cor	1,018	89,686
Sturm Ruger & Co Inc	1,455	74,787
TASER International Inc*	3,987	108,566
Tennant Co	1,475	110,773
Tetra Tech Inc	4,683	200,667
Tidewater Inc	3,632	8,317
TimkenSteel Corp*	2,904	45,883
TopBuild Corp*	2,983	108,253
Tredegar Corp	1,893	42,214
Trex Co Inc*	2,498	164,343
TTM Technologies Inc*	4,103	55,678
Universal Forest Products	1,591	158,050
US Concrete Inc*	1,118	63,558
US Ecology Inc	1,683	78,175
Vicor Corp*	1,051	15,345
Watts Water Technologies	2,282	155,861
Total Industrial		10,864,631

Technology (9.50%)
Agilysys Inc*	1,491	15,223
Blackbaud Inc	3,866	242,707
Bottomline Technologies d*	2,973	74,503
Brocade Communications Sy	5,580	68,857
Brooks Automation Inc	5,212	84,956
Cabot Microelectronics Co	1,949	116,121
CACI International Inc*	2,033	263,070
Cavium Inc*	631	35,986
CEVA Inc*	1,529	48,622
Ciber Inc*	5,122	4,251
Cirrus Logic Inc*	5,343	293,864
Cohu Inc	1,484	18,476
Computer Programs & Syste	791	19,024
Cray Inc*	3,405	65,717
CSG Systems International	2,543	113,164
Digi International Inc*	1,689	22,633
Diodes Inc*	2,906	70,761
DSP Group Inc*	1,496	17,503
Ebix Inc	2,228	132,789
Electronics For Imaging I*	3,746	163,026
Engility Holdings Inc*	1,374	49,808
Exar Corp*	3,573	35,694
ExlService Holdings Inc*	2,764	131,456
Insight Enterprises Inc*	3,311	115,951
Interactive Intelligence*	1,258	76,046
Kopin Corp*	3,225	8,256
Kulicke & Soffa Industrie*	6,095	94,046
LivePerson Inc*	3,930	31,440
LogMeIn Inc	2,102	211,987
Lumentum Holdings Inc*	3,617	145,042
ManTech International Cor	1,891	81,332
Medidata Solutions Inc (c)*	4,645	256,543
Mercury Systems Inc*	2,653	78,821
MicroStrategy Inc*	782	151,731
MKS Instruments Inc	4,259	245,105
Monolithic Power Systems	3,050	250,222
Monotype Imaging Holdings	2,918	57,193
MTS Systems Corp	1,174	63,220
Nanometrics Inc*	1,800	43,038
Omnicell Inc*	2,621	93,963
Power Integrations Inc	2,413	162,395
Progress Software Corp	3,848	113,785
Quality Systems Inc	3,273	42,942
Rambus Inc*	9,776	128,554
Rudolph Technologies Inc*	2,269	44,472
ScanSource Inc	2,274	86,071
Semtech Corp*	5,132	144,209
SPS Commerce Inc*	1,432	99,195
Super Micro Computer Inc*	3,069	83,937
Sykes Enterprises Inc*	2,956	83,300
Synchronoss Technologies*	3,331	161,487
Take-Two Interactive Soft (c)*	7,099	349,484
Tangoe Inc*	2,294	18,168
TeleTech Holdings Inc	1,320	37,950
Tessera Technologies Inc*	3,684	145,886
Ultratech Inc*	2,234	51,203
Veeco Instruments Inc*	3,179	84,720
Virtusa Corp*	2,071	46,018
Total Technology		5,975,923

Utilities (3.47%)
ALLETE Inc (c)	3,837	237,203
American States Water Co	3,091	131,058
Avista Corp	5,227	211,537
California Water Service	3,979	137,474
El Paso Electric Co	3,223	145,196
New Jersey Resources Corp	7,197	247,937
Northwest Natural Gas Co	2,162	123,883
NorthWestern Corp	4,041	226,699
South Jersey Industries I	5,793	191,169
Southwest Gas Corp (c)	3,974	294,593
Spire Inc	3,636	234,667
Total Utilities		2,181,416

Total Common Stock (Cost $40,344,523)		60,462,805

Total Investments (Cost $40,344,523) (a) (96.11%)		60,462,805
Other Net Assets (3.89%)		2,440,708
Net Assets (100.00%)		62,903,513

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $40,369,974.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	23,449,837
Unrealized depreciation	(3,357,006)
Net unrealized appreciation	20,092,831

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2016:
Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
8 / DECEMEBER 2016 / Long / ICE	991,598	1,057,840	66,242

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Shares	Value
Common Stock (85.49%)

Basic Materials (3.70%)
EI du Pont de Nemours & C	9,386	690,903
PPG Industries Inc	37,600	3,606,968
Praxair Inc	15,167	1,824,590
Sensient Technologies Cor	8,500	663,765
Total Basic Materials		6,786,226

Communications (2.45%)
AT&T Inc	57,669	2,227,753
Verizon Communications In	45,542	2,272,546
Total Communications		4,500,299

Consumer, Cyclical (8.09%)
Ford Motor Co	702,700	8,404,292
McDonald's Corp	25,868	3,085,276
Target Corp	43,339	3,347,504
Total Consumer, Cyclical		14,837,072

Consumer, Non-Cyclical (23.86%)
Abbott Laboratories	27,810	1,058,727
AbbVie Inc	41,610	2,529,888
Aetna Inc	14,084	1,842,751
AmerisourceBergen Corp	22,912	1,786,907
Anthem Inc	32,300	4,603,719
Baxter International Inc	44,226	1,962,308
Celgene Corp*	35,214	4,173,211
Colgate-Palmolive Co	20,400	1,330,692
CONAGRA BRANDS INC	42,450	1,557,491
Danaher Corp	25,600	2,001,152
Gilead Sciences Inc	38,000	2,800,600
Kimberly-Clark Corp	14,000	1,618,540
LAMB WESTON HOLDING INC*	14,150	473,742
Merck & Co Inc	30,900	1,890,771
Moody's Corp	9,392	943,896
Procter & Gamble Co/The	39,680	3,272,013
Reynolds American Inc	63,968	3,460,669
Shire PLC	7,085	1,237,041
Sprouts Farmers Market In*	260,000	5,202,600
Total Consumer, Non-Cyclical		43,746,718

Energy (11.73%)
Anadarko Petroleum Corp	21,340	1,475,661
Baker Hughes Inc	27,455	1,766,180
BP PLC	50,414	1,764,994
Chevron Corp	53,324	5,948,825
ConocoPhillips	19,648	953,321
Devon Energy Corp	10,652	514,811
Exxon Mobil Corp	43,236	3,774,503
Royal Dutch Shell PLC	35,889	1,833,928
Schlumberger Ltd	35,500	2,983,775
Spectra Energy Corp	12,000	491,400
Total Energy		21,507,398

Financial (18.45%)
Arthur J Gallagher & Co	32,400	1,631,340
Aspen Insurance Holdings	26,315	1,340,749
Bank of America Corp	140,000	2,956,800
Bank of New York Mellon C	21,450	1,017,159
BlackRock Inc	9,000	3,337,110
Citigroup Inc	30,000	1,691,700
Goldman Sachs Group Inc/T	15,850	3,475,747
Intercontinental Exchange	22,520	1,247,608
JPMorgan Chase & Co	71,020	5,693,673
Morgan Stanley	47,050	1,945,988
Principal Financial Group	18,850	1,087,457
State Street Corp	9,600	756,480
US Bancorp	60,600	3,006,972
Wells Fargo & Co	87,889	4,651,086
Total Financial		33,839,869

Industrial (6.42%)
Agilent Technologies Inc	6,670	293,347
Boeing Co/The	12,000	1,806,720
Caterpillar Inc	19,742	1,886,546
Fortive Corp	12,800	703,872
Northrop Grumman Corp	8,600	2,146,990
Rockwell Collins Inc	12,400	1,149,728
Seaspan Corp	25,000	224,250
UNION PACIFIC CORP	10,950	1,109,564
United Parcel Service Inc	8,160	945,907
United Technologies Corp	13,900	1,497,308
Total Industrial		11,764,232

Technology (7.78%)
Analog Devices Inc	9,440	700,826
Dell Technologies Inc - V*	3,312	177,391
Hewlett Packard Enterpris	50,000	1,190,000
International Business Ma	6,660	1,080,385
Linear Technology Corp	17,480	1,093,024
Microsoft Corp	51,833	3,123,457
Oracle Corp	64,130	2,577,384
Paychex Inc	34,000	2,004,300
QUALCOMM Inc	12,875	877,174
Taiwan Semiconductor Manu	30,000	890,700
Texas Instruments Inc	7,400	547,082
Total Technology		14,261,723

Utilities (3.01%)
Consolidated Edison Inc	21,200	1,479,124
DTE Energy Co	4,700	437,523
Duke Energy Corp	8,099	597,463
Exelon Corp	18,746	609,432
FirstEnergy Corp	23,574	737,630
NextEra Energy Inc	7,500	856,725
Sempra Energy	8,050	803,390
Total Utilities		5,521,287

Total Common Stock (Cost $82,601,351)		156,764,824

Preferred Stock (0.54%)
Amerityre Corp Preferred**	2,000,000	1,000,000
Total Preferred Stock (Cost $2,000,000)		1,000,000

United States Treasury Bills (8.17%)
TREASURY BILL	15,000,000	14,980,798
Total United States Treasury Bills		14,980,798

Total Investments (Cost $99,582,149) (a) (94.20%)		172,745,622
Other Net Assets (5.80%)		10,632,592
Net Assets (100.00%)		183,378,214

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At November 30, 2016, the fair value was $1,000,000, or 0.54% of net assets.

(a) Aggregate cost for federal income tax purpose is $99,942,729.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	76,071,317
Unrealized depreciation	(3,866,391)
Net unrealized appreciation	72,204,926

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Written Call Options
	Expiration Date	Exercise Price	Contracts	Value
AbbVie Inc	1/20/2017	60.00	(123)	(29,520)
Analog Devices Inc	1/20/2017	67.50	(28)	(21,000)
Caterpillar Inc	2/17/2017	90.00	(58)	(44,370)
Chevron Corp	12/16/2016	110.00	(166)	(54,448)
International Business Machine	1/20/2017	160.00	(19)	(11,514)
McDonald's Corp	3/17/2017	120.00	(76)	(28,500)
Merck & Co Inc	1/20/2017	62.50	(93)	(9,765)
Microsoft Corp	12/16/2016	60.00	(147)	(16,023)
Reynolds American Inc	2/17/2017	52.50	(59)	(19,913)
Schlumberger Ltd	12/16/2016	82.50	(106)	(25,122)
Target Corp	1/20/2017	75.00	(130)	(45,110)
Texas Instruments Inc	12/16/2016	72.50	(19)	(4,076)
Union Pacific Corp	2/17/2017	95.00	(33)	(29,865)

Total Written Call Options				(339,225)
Premunims Received $260,389

Written Put Options
	Expiration Date	Exercise Price	Contracts	Value
Bank of America Corp	12/16/2016	17.00	(397)	(199)
BP PLC	12/16/2016	36.00	(215)	(25,800)
Citigroup Inc	12/16/2016	50.00	(150)	(600)
Canadian Solar Inc	12/16/2016	12.00	(300)	(26,250)
EI du Pont de Nemours & Co	12/16/2016	70.00	(42)	(2,100)
Goldman Sachs Group Inc/The	12/16/2016	180.00	(79)	(948)
JPMorgan Chase & Co	12/16/2016	70.00	(354)	(1,416)
Morgan Stanley	12/16/2016	33.00	(234)	(351)
Verizon Communications Inc	12/16/2016	48.00	(416)	(7,072)

Total Written Put Options				(64,736)
Premunims Received $337,578

Total Written Options				(403,962)
Premunims Received $597,967

(c) A portion of these shares have been pledged in connection with obligations for options contracts.

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Shares	Value
Common Stock (97.62%)

Basic Materials (5.93%)
BASF SE	3,488	298,887
BHP Billiton Ltd	1,900	71,326
Rio Tinto PLC	3,600	136,476
South32 Ltd	760	7,657
Total Basic Materials		514,346

Communications (4.42%)
Deutsche Telekom AG	11,525	180,251
Telefonica SA	24,558	203,586
Total Communications		383,837

Consumer, Cyclical (6.83%)
Daimler AG	3,835	254,644
LVMH Moet Hennessy Louis	9,300	337,590
Total Consumer, Cyclical		592,234

Consumer, Non-Cyclical (42.48%)
Agriculture (3.90%)
British American Tobacco	3,100	338,024
		338,024
Beverages (7.60%)
Anheuser-Busch InBev SA/N	3,700	382,099
Diageo PLC	2,735	276,891
		658,990
Cosmetics/Personal Care (2.99%)
Unilever NV	6,508	259,214
		259,214
Food (5.83%)
Nestle SA	7,512	505,558
		505,558
Pharmaceuticals (22.16%)
Bayer AG	4,115	385,658
GlaxoSmithKline PLC	8,050	304,210
Novartis AG	7,157	492,115
Roche Holding AG	15,564	432,057
Sanofi	7,700	309,540
		1,923,580

Total Consumer, Non-Cyclical		3,685,366

Energy (10.64%)
Eni SpA	7,482	208,823
Royal Dutch Shell PLC	7,621	389,433
TOTAL SA	6,815	324,803
Total Energy		923,059

Financial (18.95%)
Allianz SE	18,157	288,061
AXA SA	18,984	445,934
Banco Bilbao Vizcaya Arge	15,551	95,794
Banco Santander SA	51,573	233,109
BNP Paribas SA	5,452	158,217
Deutsche Bank AG*	3,484	55,047
HSBC Holdings PLC	2,476	97,901
ING Groep NV	20,000	271,400
Total Financial		1,645,463

Industrial (4.85%)
Siemens AG	3,735	420,598
Total Industrial		420,598

Technology (3.52%)
SAP SE	3,667	305,168
Total Technology		305,168

Total Common Stock (Cost $7,885,252)		8,470,071

Total Investments (Cost $7,885,252) (a) (97.62%)		8,470,071
Other Net Assets (2.38%)		206,315
Net Assets (100.00%)		8,676,386

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $7,885,283.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	2,110,373
Unrealized depreciation	(1,525,585)
Net unrealized appreciation	584,788

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Shares	Value
Common Stock (96.25%)

Communications (33.47%)
Internet (23.72%)
Alphabet Inc*	17,409	13,196,718
Alphabet Inc*	14,824	11,501,645
Amazon.com Inc (c)*	23,768	17,839,549
Baidu Inc*	16,478	2,751,002
Ctrip.com International L*	21,105	954,579
eBay Inc*	72,865	2,026,376
Expedia Inc	7,561	937,942
Facebook Inc*	132,823	15,728,900
JD.com Inc*	53,925	1,448,965
LIBERTY EXPEDIA HOLDING-A*	3,209	141,059
LIBERTY VENTURES - SER A*	4,813	187,811
Netflix Inc*	25,816	3,020,472
Priceline Group Inc/The*	2,906	4,369,694
TripAdvisor Inc*	7,210	348,099
Yahoo! Inc*	58,728	2,409,023
		76,861,834
Media (6.74%)
Charter Communications In*	6,284	1,730,048
Comcast Corp	155,101	10,781,071
Discovery Communications*	7,945	215,230
Discovery Communications*	15,060	398,186
DISH Network Corp*	12,336	708,703
Liberty Braves Group*	542	10,921
Liberty Braves Group*	1,219	24,222
Liberty Global PLC*	13,870	434,408
Liberty Global PLC*	35,918	1,093,703
Liberty Global Plc LiLAC*	2,316	49,979
Liberty Global Plc LiLAC*	6,079	128,692
Liberty Media Group LLC*	3,049	94,976
Liberty Media Group LLC*	1,356	42,429
Liberty SiriusXM Group*	5,425	196,928
Liberty SiriusXM Group*	12,197	436,165
Sirius XM Holdings Inc	315,026	1,439,669
Twenty-First Century Fox	69,202	1,945,268
Twenty-First Century Fox	49,363	1,385,126
Viacom Inc	19,051	714,031
		21,829,755
Telecommunicatoins (3.01%)
Cisco Systems Inc	308,245	9,191,866
Vodafone Group PLC	22,646	553,468
		9,745,334

Total Communications		108,436,923

Consumer, Cyclical (9.03%)
American Airlines Group I (c)	37,277	1,731,144
Bed Bath & Beyond Inc	9,158	410,370
Costco Wholesale Corp	27,022	4,056,272
Dollar Tree Inc*	14,514	1,279,554
Fastenal Co	15,898	753,565
Liberty Interactive Corp*	25,661	531,439
Marriott International In	15,669	1,234,404
Mattel Inc	18,623	587,928
Norwegian Cruise Line Hol*	13,819	550,134
O'Reilly Automotive Inc*	6,008	1,649,196
PACCAR Inc	21,720	1,349,898
Ross Stores Inc	25,036	1,692,183
Starbucks Corp	81,036	4,697,657
Tesla Motors Inc*	8,163	1,546,072
Tractor Supply Co	7,372	553,416
Ulta Salon Cosmetics & Fr*	3,850	999,075
Walgreens Boots Alliance	66,679	5,649,712
Total Consumer, Cyclical		29,272,019

Consumer, Non-Cyclical (17.29%)
Alexion Pharmaceuticals I*	13,927	1,707,311
Amgen Inc	46,069	6,637,161
Automatic Data Processing	27,966	2,685,295
Biogen Inc*	13,131	3,861,433
BioMarin Pharmaceutical I*	8,849	757,740
Celgene Corp*	47,933	5,680,540
Endo International PLC*	13,637	218,328
Express Scripts Holding C*	40,380	3,064,034
Gilead Sciences Inc	84,223	6,207,236
Henry Schein Inc*	4,550	677,768
Illumina Inc*	9,050	1,204,917
Incyte Corp*	11,612	1,187,791
Intuitive Surgical Inc*	2,310	1,487,039
Kraft Heinz Co/The	74,281	6,065,044
Mondelez International In	96,099	3,963,123
Monster Beverage Corp*	37,632	1,684,032
Mylan NV*	30,333	1,110,491
PayPal Holdings Inc*	72,931	2,864,730
Regeneron Pharmaceuticals*	6,226	2,361,148
Verisk Analytics Inc*	9,297	772,395
Vertex Pharmaceuticals In*	15,231	1,243,002
Whole Foods Market Inc	18,728	569,144
Total Consumer, Non-Cyclical		56,009,702

Industrial (0.97%)
CSX Corp	59,540	2,132,127
SBA Communications Corp*	6,889	681,735
Stericycle Inc*	4,663	340,259
Total Industrial		3,154,121

Technology (35.49%)
Computers (11.08%)
Apple Inc	279,902	30,934,769
Check Point Software Tech*	9,925	817,125
Cognizant Technology Solu*	37,358	2,057,679
NetApp Inc	16,183	591,650
Seagate Technology PLC	16,891	677,329
Western Digital Corp	12,716	809,501
		35,888,053
Semiconductors (11.89%)
Analog Devices Inc	19,164	1,422,735
Applied Materials Inc	69,899	2,250,748
Broadcom Ltd	24,136	4,114,947
Intel Corp	289,370	10,041,139
Lam Research Corp	8,692	921,526
Linear Technology Corp	13,123	820,581
Maxim Integrated Products	17,117	672,185
Micron Technology Inc*	59,584	1,163,676
NVIDIA Corp	33,258	3,066,388
NXP Semiconductors NV*	18,389	1,823,269
QUALCOMM Inc	91,537	6,236,416
Skyworks Solutions Inc	10,490	806,157
Texas Instruments Inc	59,838	4,423,823
Xilinx Inc	14,102	761,226
		38,524,816
Software (12.52%)
Activision Blizzard Inc	45,436	1,663,412
Adobe Systems Inc*	30,037	3,088,104
Akamai Technologies Inc*	9,765	651,326
Autodesk Inc*	12,413	901,308
CA Inc	24,077	769,501
Cerner Corp*	21,019	1,046,326
Citrix Systems Inc*	8,530	739,807
CommerceHub Inc*	802	12,126
CommerceHub Inc*	1,604	23,659
Electronic Arts Inc*	19,121	1,515,148
Fiserv Inc*	13,781	1,441,768
Intuit Inc	15,876	1,804,784
Microsoft Corp (c)	408,520	24,617,415
NetEase Inc	4,300	963,630
Paychex Inc	22,313	1,315,351
		40,553,665

Total Technology		114,966,534

Total Common Stock (Cost $233,644,537)		311,839,299

Total Investments (Cost $233,644,537) (a) (96.25%)		311,839,299
Other Net Assets (3.75%)		12,149,826
Net Assets (100.00%)		323,989,125

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $233,941,334.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	88,934,837
Unrealized depreciation	(11,036,872)
Net unrealized appreciation	77,897,965

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2016:
Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Value at Trade Date	Notional Value	Unrealized Depreciation
127 / DECEMBER 2016 / Long / CME	12,266,965	12,232,640	(34,325)

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Shares	Value
Common Stock (95.05%)

Basic Materials (1.80%)
Schnitzer Steel Industrie	22,000	613,800
Total Basic Materials		613,800

Communications (6.01%)
Alphabet Inc*	1,550	1,174,962
Sierra Wireless Inc*	56,800	871,880
Total Communications		2,046,842

Consumer, Cyclical (11.03%)
Herman Miller Inc	21,000	682,500
Interface Inc	40,000	696,000
Kandi Technologies Group*	105,000	546,000
Steelcase Inc	26,000	404,300
Tesla Motors Inc*	7,544	1,428,834
Total Consumer, Cyclical		3,757,634

Consumer, Non-Cyclical (11.75%)
Exact Sciences Corp*	8,800	129,976
Gilead Sciences Inc	2,500	184,250
Hain Celestial Group Inc/*	19,300	756,367
OraSure Technologies Inc*	13,000	109,590
SunOpta Inc*	86,000	627,800
United Natural Foods Inc*	22,000	1,032,900
WhiteWave Foods Co/The*	21,000	1,156,890
Total Consumer, Non-Cyclical		3,997,773

Energy (20.72%)
Canadian Solar Inc*	97,000	1,118,410
First Solar Inc*	34,600	1,049,072
JA Solar Holdings Co Ltd*	50,000	272,000
JinkoSolar Holding Co Ltd*	28,000	395,920
Pattern Energy Group Inc	67,000	1,315,210
Sunrun Inc*	32,000	163,200
Trina Solar Ltd*	138,000	1,298,580
Vestas Wind Systems A/S	66,000	1,445,400
Total Energy		7,057,792

Financial (6.13%)
Alexandria Real Estate Eq	4,000	438,360
Hannon Armstrong Sustaina	33,000	656,040
Liberty Property Trust	15,000	591,000
Muenchener Rueckversicher	22,000	401,060
Total Financial		2,086,460

Industrial (16.26%)
ABB Ltd	41,000	837,630
Acuity Brands Inc	1,600	402,256
Advanced Energy Industrie*	11,000	607,310
AU Optronics Corp	22,000	78,980
Garmin Ltd	6,700	349,472
Itron Inc*	5,000	321,000
Kyocera Corp	7,000	339,640
LG Display Co Ltd*	47,000	558,360
SunPower Corp*	63,200	427,232
Trex Co Inc*	14,000	921,060
Universal Display Corp*	8,000	437,200
Waters Corp*	1,900	255,683
Total Industrial		5,535,823

Technology (18.77%)
Analog Devices Inc	2,500	185,600
ANSYS Inc*	5,800	545,374
Apple Inc	8,800	972,576
Applied Materials Inc	34,000	1,094,800
Autodesk Inc*	3,900	283,179
Fortinet Inc*	4,500	135,450
GEMALTO N.V.	4,000	101,360
International Business Ma	7,500	1,216,650
Omnicell Inc*	4,936	176,956
QUALCOMM Inc	10,000	681,300
Silver Spring Networks In*	5,800	80,910
Skyworks Solutions Inc	12,000	922,200
Total Technology		6,396,355

Utilities (2.58%)
California Water Service	5,500	190,025
Consolidated Water Co Ltd	63,000	689,850
		879,875
Total Utilities		879,875

Total Common Stock (Cost $32,815,565)		32,372,354

Limited Partnerships (1.28%)
8Point3 Energy Partners LP	34,000	434,520
Total Limited Partnerships (Cost $488,522)		434,520

Total Investments (Cost $33,304,087) (a) (96.33%)		32,806,874
Other Net Assets (3.67%)		1,250,608
Net Assets (100.00%)		34,057,482

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $33,333,084.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	4,872,364
Unrealized depreciation	(5,398,574)
Net unrealized depreciation	(526,210)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2016

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Municipal Bonds (93.13%)

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/01/2029	3,396,660

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,084,360

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/01/2038	2,678,625

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	07/01/2043	1,093,220

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank	1,200,000	5.000%	10/01/2033	1,380,168

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,186,284

CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	04/01/2038	3,111,570

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,426,032

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,534,151

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,418,540

LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,163,910

LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	554,670

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,276,720

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,009,550

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,135,130
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,751,685
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	539,500

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	07/01/2018	1,589,220
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	07/01/2017	511,815
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,222,962

LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	323,098

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,869,375

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,081,650

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	219,920

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	557,500

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,636,507

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	06/01/2020	1,304,882

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	08/01/2018	1,062,090

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,494,485

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,078,448

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	05/01/2022	3,202,260

ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	861,803

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	02/01/2024	1,090,640

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000%	12/01/2036	2,000,000

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,167,340

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,369,709

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/01/2033	1,039,890

SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	552,440

SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	765,387

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,314,015
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	784,727

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	04/01/2037	2,023,240

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,151,850

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,501,375

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Unrefunded; Election 2002 Series B	220,000	5.000%	08/01/2027	220,363

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,111,690
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,551,746

TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,103,420

WEST VALLEY-MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A (Non-Refunded)	320,000	5.000%	08/01/2030	320,957

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,262,045

YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	09/01/2038	1,336,946
Total Municipal Bonds (Cost $71,447,326)				73,424,570

Variable Rate Demand Notes* (5.96%)
Metropolitan Water District of Southern California	800,000	0.620%	07/01/2035	800,000
Sacramento Suburban Water District	2,000,000	0.510%	11/01/2034	2,000,000
Regents of the University of California Medical Center Pooled Revenue	1,900,000	0.200%	05/15/2032	1,900,000
Total Variable Rate Demand Notes (Cost $4,700,000)				4,700,000

Total Investments (Cost $76,147,326) (a) (99.09%)				78,124,570
Other Net Assets (0.91%)				718,866
Net Assets (100.00%)				78,843,436

(a)  Aggregate cost for federal income tax purposes is $76,104,098.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	2,710,634
Unrealized depreciation	(690,162)
Net unrealized appreciation	2,020,472

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (7.28%)
	612,669	3.500%	11/20/2044	639,157
	2,390	10.000%	09/15/2018	2,430
	48,366	5.500%	01/15/2025	54,283
	256,510	5.500%	04/15/2036	289,033
	87,691	5.000%	07/15/2020	91,847
	163,563	6.000%	01/15/2026	186,808
	252,027	5.000%	03/15/2038	280,674
	112,677	6.000%	06/15/2038	128,712
Total Government National Mortgage Association (Cost $1,561,399)				1,672,944

United States Treasury Bills (0.43%)
	100,000	4.500%	5/15/2038	99,905
Total United States Treasury Bills (Cost $99,905)				99,905

United States Treasury Bonds (8.87%)
	1,300,000	4.500%	5/15/2038	1,655,494
	400,000	4.500%	5/15/2038	381,805
Total United States Treasury Bonds (Cost $1,985,175)				2,037,299

United States Treasury Notes (82.76%)
	2,500,000	3.750%	11/15/2018	2,627,051
	1,900,000	2.750%	02/15/2019	1,964,534
	1,100,000	2.500%	06/30/2017	1,111,344
	2,000,000	2.625%	08/15/2020	2,071,328
	2,000,000	3.625%	02/15/2021	2,153,515
	2,100,000	2.875%	03/31/2018	2,152,213
	2,400,000	2.000%	02/15/2022	2,408,484
	2,500,000	2.500%	08/15/2023	2,551,758
	2,000,000	2.125%	05/15/2025	1,968,242
Total United States Treasury Notes (Cost $18,965,140)				19,008,469

Total Investments (Cost $22,611,619) (a) (99.34%)				22,818,617
Other Net Assets (0.66%)				150,938
Net Assets (100.00%)				22,969,555

(a) Aggregate cost for federal income tax purposes is $22,611,619.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	392,546
Unrealized depreciation	(185,548)
Net unrealized appreciation	206,998

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (2.82%)
	52,996	2.250%	6/20/2034	55,231
	93,240	1.625%	11/20/2034	96,970
Total Government National Mortgage Association (Cost $146,957)				152,201

United States Treasury Notes (96.51%)
	700,000	2.375%	7/31/2017	707,588
	600,000	1.500%	1/31/2017	600,526
	1,100,000	0.875%	1/31/2019	1,102,020
	700,000	1.250%	6/30/2019	694,846
	1,100,000	0.875%	1/31/2018	1,099,160
	1,000,000	1.125%	6/15/2018	1,001,426
Total United States Treasury Notes (Cost $5,216,910)				5,205,566

Total Investments (Cost $5,363,867) (a) (99.33%)				5,357,767
Other Net Assets (0.67%)				35,921
Net Assets (100.00%)				5,393,688

(a) Aggregate cost for federal income tax purposes is $5,363,867.

At November 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	8,891
Unrealized depreciation	(14,991)
Net unrealized depreciation	(6,100)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
11/30/2016

Security Description	Par Value	Maturity	Value

United States Treasury Bills, DN (b) (100.06%)
	1,400,000	12/08/2016	1,399,927
	16,800,000	02/02/2017	16,787,964
	13,900,000	12/01/2016	13,900,000
	15,600,000	12/22/2016	15,597,920
	13,100,000	01/12/2017	13,094,573
	7,800,000	01/26/2017	7,794,928
	300,000	02/23/2017	299,693
	6,100,000	03/16/2017	6,092,929
Total United States Treasury Bills, DN (Cost $74,967,934)			74,967,934

Total Investments (Cost $74,967,934) (a) (100.06%)			74,967,934
Liabilities in Excess of Other Assets (-0.06%)			(43,856)
Net Assets (100.00%)			74,924,078

(a) Aggregate cost for federal income tax purposes is $74,967,934.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Discount Note. Yield to maturity is between 0.00% - 0.44%.

Fair Value Measurements

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

 The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at November 30, 2016 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Liabilities d)	Written Options	Total Liabilities
California Tax-Free Income Fund	-	78,124,570	-		78,124,570	-	-	-
U.S. Government Securities Fund	-	22,818,617	-		22,818,617	-	-	-
Short-Term U.S. Government Bond Fund	-	5,357,767	-		5,357,767	-	-	-
The United States Treasury Trust Fund	-	74,967,934	-		74,967,934	-	-	-
S&P 500 Index Fund	142,864,188	-	1,857	(e)	142,866,045	(8,500)	-	(8,500)
S&P MidCap Index Fund	119,827,449	-	-		119,827,449	(6,702)	-	(6,702)
S&P SmallCap Index Fund	60,462,805	-	-		60,462,805	(12,503)	-	(12,503)
Shelton Core Value Fund	156,764,824	14,980,798	1,000,000	(f)	172,745,622	-	(403,961)	(403,961)
European Growth & Income Fund	8,470,071	-			8,470,071	-		-
Nasdaq-100 Index Fund	311,839,299	-	-		311,839,299	(158,515)		(158,515)
Shelton Green Alpha Fund	32,806,874	-	-		32,806,874	-	-	-

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of January 00, 1900.
(b)
All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Rights
(f)	Preferred Stock

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,600,000
Net Purchases	-	-
Net Sales	-	-
Total Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)	-	(600,000)
Accrued Interest	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending Balance	$1,857	$1,000,000

	Fair Value as of 11/30/16	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Safeway, Inc. CVR-Non Tradeable	$1,857	Market compareables and estimated recovery proceeds	Based on independent valuation firm assessment of fair market value	$.05-1.01	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security
Amerityre Corp. 5% Preferred Conv.	$1,000,000	Market comparables and estimated recovery proceeds	*Market quotes, yield quotes and option valuation	$0.50	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	January 30, 2017

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	January 30, 2017